Note 4 - Mortgage Note Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(
2
) MORTGAGE NOTE RECEIVABLE

On
January 21, 2016,
we sold our real property located in High Springs, Florida to an unrelated party. Pursuant to the terms of the sale, at the closing, the buyer paid
$10,000
in cash, less selling costs and settlement charges, and delivered to us a promissory note in the principal amount of
$265,000,
and a mortgage in our favor securing the buyer’s obligations under the promissory note. The promissory note provides for monthly payments of
$3,653,
including principal and interest at
4.25%,
over a
seven
-year period that commenced
March 1, 2016,
with the unpaid balance due in
February 2023.

(
4
) MORTGAGE NOTE RECEIVABLE
:

On
January 21, 2016,
the Company sold its real property located in High Springs, Florida to an unrelated party. Pursuant to the terms of the sale, at the closing, the buyer paid
$10,000
in cash, less selling costs and settlement charges, and delivered to the Company a promissory note in the principal amount of
$265,000,
and a mortgage in our favor securing the buyer’s obligations under the promissory note. The promissory note provides for monthly payments of
$3,653,
including principal and interest at
4.25%,
over a
seven
-year period that commenced
March 1, 2016,
with the unpaid balance due in
February 2023.
Scheduled debt principal collections on this mortgage for the next five
years and thereafter are as follows:

Year Ending
December 31,	Principal
2019	$37,439
2020	39,061
2021	40,754
2022	42,520
2023	7,339
Thereafter	-
$167,113